Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Schedule of components of trade and other receivables

	2022	2021
	£m	£m
Trade receivables	692	474
Less: provision for impairment of trade receivables	(70)	(50)
Trade receivables – net	622	424
Other receivables	110	63
Prepayments	79	35
Accrued income[1]	111	19
Total	922	541

Analysed as follows:
Non-current	90	14
Current	832	527
Total	922	541
1.	Accrued income has increased in the year primarily due to the acquisition of Terminix. At the balance sheet date, US Terminix makes up £90m (2021: £nil) of the accrued income balance.

Schedule of analysis of the Group's provision for impairment of trade receivables

	2022	2021
	£m	£m
At 1 January	50	61
Exchange differences	—	(1)
Additional provision	30	26
Receivables written off as uncollectable	(27)	(19)
Unused amounts reversed	(5)	(17)
Acquisition of companies and businesses	22	—
At 31 December	70	50

Schedule of ageing of trade receivables and provision for impairment

	Trade	Provision for	Trade	Provision for
	receivables	impairment	receivables	impairment
	2022	2022	2021	2021
	£m	£m	£m	£m
Not due	290	(4)	224	(2)
Overdue by less than 1 month	155	(4)	100	(2)
Overdue by between 1 and 3 months	117	(6)	66	(3)
Overdue by between 3 and 6 months	55	(8)	30	(4)
Overdue by between 6 and 12 months	38	(18)	23	(13)
Overdue by more than 12 months	37	(30)	31	(26)
At 31 December	692	(70)	474	(50)

Schedule of carrying amounts of the Group's trade receivables denominated in different currencies

	2022	2021
	£m	£m
Pound sterling	48	52
Euro	159	150
US dollar	301	133
Other currencies	184	139
Carrying value	692	474